Borrowing Arrangements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jul. 29, 2011
Borrowing Arrangements (Textual) [Abstract]
Credit facility under current borrowing capacity		$ 750,000,000
Credit facility under current maximum borrowing capacity		1,000,000,000
Credit facility sublimit on the aggregate amount of letters of credit	200,000,000
Borrowings outstanding	0
Amount outstanding for letters of credit	$ 7,000,000
Ratio of debt to EBITDA	not more than 3.00 to 1.00
Ratio of EBITDA to interest expense	not less than 4.00 to 1.00
Maximum [Member]
Line of Credit Facility [Line Items]
Pay rate of commitment fee	0.40%
Minimum [Member]
Line of Credit Facility [Line Items]
Pay rate of commitment fee	0.20%
Alternate Base Rate [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate description	The alternate base rate, which is the higher of (1) the federal funds effective rate from time to time plus 0.5%, (2) the prime rate and (3) the reserve adjusted eurodollar rate for a one month interest period plus 1%
Overdue [Member]
Line of Credit Facility [Line Items]
Credit facility interest rate description	New Credit Agreement bear interest at a rate equal to the rate then in effect with respect to such borrowings, plus 2.0% per annum